ADDITIONAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Additional Cash Flow Information
Schedule of additional information related to statement of cash flows

				Consolidated
	Ref.	12/31/2025	12/31/2024	12/31/2023
Income tax and social contribution paid		633,942	1,319,426	1,407,469
Addition to PP&E with interest capitalization	11 and 30	403,302	206,764	182,799
Remeasurement and addition – Right of use	11.b	316,848	299,650	197,525
Addition to PP&E without adding cash		21,401	32,128	114,877
Capitalization / acquisition of subsidiary without cash effect		1,533,782	118,000	11,037
Sale of equity stake without cash impact		387,569
		3,296,844	1,975,968	1,913,707